Schedule of investments
Delaware Ivy Value Fund
June 30, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 98.99%
Communication Services — 9.04%
Comcast Class A	488,100	$ 20,280,555
Verizon Communications	498,139	18,525,790
Walt Disney †	211,308	18,865,578
		57,671,923
Consumer Discretionary — 6.59%
Lowe's	93,267	21,050,362
TJX	247,645	20,997,819
		42,048,181
Consumer Staples — 11.34%
Archer-Daniels-Midland	247,200	18,678,432
Conagra Brands	563,378	18,997,106
Dollar General	97,519	16,556,776
Dollar Tree †	126,185	18,107,547
		72,339,861
Energy — 3.12%
ConocoPhillips	192,191	19,912,910
		19,912,910
Financials — 13.31%
Allstate	164,603	17,948,311
American International Group	345,440	19,876,618
Fidelity National Information Services	296,003	16,191,364
Truist Financial	502,933	15,264,016
US Bancorp	471,700	15,584,968
		84,865,277
Healthcare — 17.94%
Baxter International	426,959	19,452,252
Cigna Group	69,477	19,495,246
CVS Health	222,581	15,387,025
Hologic †	252,470	20,442,496
Johnson & Johnson	116,072	19,212,237
Merck & Co.	177,236	20,451,262
		114,440,518
Industrials — 12.22%
Dover	136,810	20,199,997
Honeywell International	94,280	19,563,100
Northrop Grumman	42,300	19,280,340
Raytheon Technologies	193,200	18,925,872
		77,969,309
Information Technology — 15.81%
Broadcom	22,774	19,754,851
Cisco Systems	399,019	20,645,243
Cognizant Technology Solutions Class A	306,373	20,000,029
	Number of shares	Value (US $)
Common Stocks (continued)
Information Technology (continued)
Motorola Solutions	70,146	$ 20,572,419
Oracle	166,877	19,873,382
		100,845,924
Materials — 3.26%
DuPont de Nemours	290,640	20,763,322
		20,763,322
Real Estate — 3.22%
Equity Residential	311,596	20,555,988
		20,555,988
Utilities — 3.14%
Edison International	288,459	20,033,478
		20,033,478
Total Common Stocks (cost $633,348,163)		631,446,691

Short-Term Investments — 0.63%
Money Market Mutual Funds — 0.63%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.99%)	1,002,879	1,002,879
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.99%)	1,002,879	1,002,879
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.14%)	1,002,879	1,002,879
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.03%)	1,002,880	1,002,880
Total Short-Term Investments (cost $4,011,517)		4,011,517

Total Value of Securities—99.62% (cost $637,359,680)		635,458,208
Receivables and Other Assets Net of Liabilities—0.38%		2,417,547
Net Assets Applicable to 29,498,368 Shares Outstanding—100.00%		$637,875,755
†	Non-income producing security.
NQ- IV066 [0623] 0823 (3050883)    1